Leases (Tables)	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Summary of Change in Carrying Amount of Company's Right of Use Assets
a) Right-of-use assets
The following table presents the change in carrying amount of the Company’s right-of-use assets:

	Office	Equipment and Vehicles	Total

Balance at January 1, 2019	$285,086	$–	$285,086

Acquired right-of-use assets (Note 17)	4,207,837	95,378	4,303,215

Additions to right-of-use assets	–	183,617	183,617

Depreciation charge for the year	(433,617)	(48,360)	(481,977)

Impairment charge for the year	(78,764)	–	(78,764)

Effect of movement in exchange rates	(4,369)	–	(4,369)

Balance at January 1, 2020	$3,976,173	$230,635	$4,206,808

Acquired right-of-use assets (Note 17)	509,290	–	509,290

Additions to right-of-use assets	84,413	6,158	90,571

Depreciation charge for the year	(780,767)	(145,661)	(926,429)

Impact of lease modification	(221,590)	–	(221,590)

Effect of movement in exchange rates	2,648	(582)	2,067

Balance at December 31, 2020	$3,570,167	$90,550	$3,660,717

Depreciation charge for the year	(748,058)	(80,198)	(828,256)

Impact of lease modification	(1,924,504)	–	(1,924,504)

Effect of movement in exchange rates	8,122	(51)	8,071

Balance at December 31, 2021	$905,727	$10,301	$916,028

Summary of Amounts Recognized in Consolidated Statements of Loss and Comprehensive Loss
b) Amounts recognized in consolidated statements of loss and comprehensive loss

	Year ended December 31,
	2021	2020	2019

Accretion of lease liabilities included in finance costs	$137,272	$350,792	$168,571

Depreciation of right-of-use assets 1	828,256	926,429	481,977

Expense related to variable lease payments 2	825,212	824,062	–

Expense related to short-term leases 2	4,550	–	–

	$1,795,290	$2,101,283	$650,548

1	Included in depreciation and amortization expense.

2	Included in rent expense within general and administrative expense.

Summary of Amounts Recognized in Consolidated Statements of Cash Flows

c) Amounts recognized in consolidated statements of cash flows

	Year ended December 31,

	2021	2020	2019

Total cash outflows included in operating activities	$137,272	$350,792	$168,571

Total cash outflows included in financing activities	$1,095,327	$814,072	$422,783